Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,716	$ 8,080	$ 7,302
Accounts receivable, net	2,007	3,216	4,746
Accounts receivable, related parties	39	73	40
Inventories	5,439	7,091	10,480
Prepaid expenses and other current assets	936	1,116	900
Total current assets	10,137	19,576	23,468
Property and equipment, net	289	370	503
Intangible asset, net	3,555	3,869	4,287
Other assets	1,373	323	494
Total assets	15,354	24,138	28,752
Current liabilities:
Accounts payable	367	176	821
Accounts payable, related parties	1,662	1,538	6,993
Accrued expenses and other current liabilities	9,262	2,706	3,393
Accrued interest, related party			535
Total current liabilities	11,291	4,420	11,742
Long-term liabilities:
Indebtedness, related party			38,200
Acquisition contract liabilities, net	15,795	13,828	8,931
Other liabilities	5,648	62	58
Total liabilities	32,734	18,310	58,931
Commitments and contingencies (see Note 19)
Stockholder’s equity(deficit):
Common Stock, $0.001 par value, 300,000,000 shares authorized; 8,000,000 shares issued and outstanding	8	8	0
Additional paid-in capital	46,986	46,986
Accumulated deficit	(64,374)	(41,166)	(30,179)
Total stockholder’s equity (deficit)	(17,380)	5,828	(30,179)
Total liabilities and stockholder’s equity (deficit)	$ 15,354	$ 24,138	$ 28,752